SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to the fair value of share-based compensation.

Functional and presentation currency
c.	Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company are conducted. The Company’s financing has been provided in dollars, revenues are expected to be primarily in dollars and a significant part of expenses are incurred in dollars. The financial statements are presented in dollars, which is the Company’s functional and presentation currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (I) for transactions — exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Bank deposits
e.	Bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an average annual rate of approximately 2.78% in 2018. Bank deposits with maturity of more than one year are considered long-term.

Marketable securities
f.	Marketable securities

Marketable securities consist of debt securities. The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments. Changes in fair value, realized gains and losses on sales of marketable securities, as well as premium or discount amortization, net of taxes (if applicable), are reflected in the statements of operation as finance expense (income), net.

Derivatives and hedging
g.	Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The derivative does not meet the definition of a cash flow accounting hedge, therefore the changes in the fair value are included in financial expense (income), net.

The currency hedged items are denominated in New Israeli Shekel (NIS).  The counterparties to the derivatives are major banks in Israel. As of December 31, 2018, the total hedged amount was NIS 8.6 million.

As of December 31, 2018, the Company has $350 on the Company’s bank account that is restricted in order to secure the hedging transactions. This amount is presented among Restricted long term deposits.

Property and equipment
h.	Property and equipment:

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)	The Company’s property and equipment are depreciated utilizing the straight-line method on the basis of their estimated useful life.

Annual rates of depreciation are as follows:

%
Laboratory equipment	10 – 33 (mainly 15 – 25)
Office equipment and furniture	7 – 15
Computers and related equipment	33

Leasehold improvements are amortized utilizing the straight-line method over the shorter of the expected lease term or the estimated useful life of the improvements.

Impairment of long-lived assets
i.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would then be written down to their estimated fair values.

For the three years ended December 31, 2018, the Company did not recognize an impairment loss for its long-lived assets.

Share-based compensation
j.	Share-based compensation

The Company accounts for employees’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

When options are granted as consideration for services provided by consultants and other non-employees, the grant is accounted for based on the fair value of the consideration received or the fair value of the options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method. The company has elected to recognize forfeitures as they occur.

Research and development expenses
k.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Acquisitions of in-process research and development product candidate, which are not part of business combination, are recognized as an expense as research and development expenses as incurred.

Grants received from Israel Innovation Authority (hereafter — “IIA”), formerly known as the Office of the Chief Scientist of the Ministry of Economy and Industry, or the OCS are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. See note 6a(1).

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company out sources its clinical trial activities utilizing external entities such as clinical research organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical trials. Clinical trial costs are expensed as incurred.

Revenue recognition
l.	Revenue recognition

On January 1, 2018 the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). According to the standard, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

An entity only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer, after considering any price concession expected to be provided to the customer, when applicable. At contract inception, the entity assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The entity then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The adoption of the new standards did not change the Company’s revenue recognition as the majority of the Company’s revenues in 2018 were royalties from rights for use and commercialization of a product for skin protection granted to a third party. The Company does not have future performance obligations under the license arrangements. The revenues are recorded based on the sales that occurred during the relevant period provided by the licensee.

Income taxes
m.	Income taxes:

1)
Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

2)
Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Loss per share
n.	Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options and RSUs, which are included under the treasury stock method when dilutive. The calculation of diluted loss per share does not include 349,740, 673,892 and 1,119,310 options and restricted shares for the years ended December 31, 2016, 2017 and 2018, respectively, because the effect would be anti-dilutive.

Fair value measurement
o.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The carrying amount of the cash and cash equivalents, bank deposits, restricted cash, restricted long term deposits, accrued expenses and other liabilities approximates their fair value.

Concentration of credit risks
p.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, bank deposits and marketable securities and certain receivables. The Company deposits cash and cash equivalents with highly rated financial institutions (Israeli banks). In addition, all marketable securities carry a high rating or are government insured. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Newly issued and recently adopted accounting pronouncements
q.	Newly issued and recently adopted accounting pronouncements:

1)	Recently adopted accounting pronouncements:

a.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a Consensus of the FASB Emerging Issues Task Force) (“ASU 2016-18”), which requires entities to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 is effective for annual reporting periods (including interim periods within those annual reporting periods) beginning after December 15, 2017. This resulted in a decrease to net cash used in investing activities of $350 in 2018.

b.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10), which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amended guidance requires changes in the fair value of equity investments to be recognized through net income, rather than other comprehensive income. Adoption of the standard will be applied through a cumulative one-time adjustment to retained earnings. This standard was adopted on January 1, 2018 and its accumulative adjustment had no material impact on the Company's financial statements. In addition, in February 2018, the FASB issued ASU No. 2018-03 which includes technical corrections and improvements to clarify the guidance in ASU No. 2016-01. This standard, adopted as of January 1, 2018, had no material impact on the Company’s financial statements.

2)	Newly issued accounting pronouncements:

a.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes the existing guidance for lease accounting, Leases (Topic 840). The new standard requires lessees to record assets and liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company plans to adopt the standard as of January 1, 2019 on a modified retrospective basis and will not restate comparative periods. The Company will elect the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allows the Company to carryforward the historical lease classification. The Company will make an accounting policy election to keep leases with an initial term of 12 months or less off of the balance sheet. The Company will recognize those lease payments in the Statements of Operations on a straight-line basis over the lease period. The Company expects that adoption of the standard will result in recognition of approximately $1,200 of lease assets and lease liabilities as of January 1, 2019 on the Company’s balance Sheets.

b.
In June 2018, the FASB issued ASU 2018-07, “Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-based Payment Accounting” that expands the scope of ASC Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of ASC Topic 718 to nonemployee awards except for certain exemptions specified in the amendment. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Company does not expect to have a material impact on its financial statements.